Convertible Preferred Stock - Summary of Convertible Preferred Stock Dividend Rate (Details) (fuboTV Inc. Pre-Merger) - Fubo TV Pre-Merger [Member]	3 Months Ended
Mar. 31, 2020 $ / shares
Series AA Convertible Preferred Stock [Member]
Dividend Rate	$ 0.0585
Series A Convertible Preferred Stock [Member]
Dividend Rate	0.1775
Series A-1 Convertible Preferred Stock [Member]
Dividend Rate	0.1508
Series A-2 Convertible Preferred Stock [Member]
Dividend Rate	0.1420
Series A-3 Convertible Preferred Stock [Member]
Dividend Rate	0.1092
Series B Convertible Preferred Stock [Member]
Dividend Rate	0.6241
Series B-1 Convertible Preferred Stock [Member]
Dividend Rate	0.2784
Series C Convertible Preferred Stock [Member]
Dividend Rate	1.28241
Series C-1 Convertible Preferred Stock [Member]
Dividend Rate	0.80508
Series D Convertible Preferred Stock [Member]
Dividend Rate	2.02393
Series D-1 Convertible Preferred Stock [Member]
Dividend Rate	1.61910
Series E Convertible Preferred Stock [Member]
Dividend Rate	2.37884
Series E-1 Convertible Preferred Stock [Member]
Dividend Rate	$ 1.90307